NET INCOME (LOSS) PER COMMON SHARE	6 Months Ended
Jun. 30, 2021
NET INCOME (LOSS) PER COMMON SHARE
NET INCOME (LOSS) PER COMMON SHARE

2.     NET INCOME (LOSS) PER COMMON SHARE

Basic net income (loss) per common share for the three and six month periods ended June 30, 2021 and 2020 is based on the weighted-average number of shares of common stock outstanding during the periods. Diluted loss per share is based on the weighted-average number of shares of common stock outstanding during each period in which a loss is incurred. Potentially dilutive shares are excluded because the effect is antidilutive. In periods where there is net income, diluted income per share is based on the weighted-average number of shares of common stock outstanding plus dilutive securities with a purchase or conversion price below the per share price of our common stock on the last day of the reporting period. The potentially dilutive securities include 47,547,251 shares and 31,269,884 shares in 2021 and 2020, respectively, reserved for the conversion of convertible debt or exercise of outstanding options and warrants.